Summary of significant accounting policies- Long-lived assets (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Summary of significant accounting policies
Amortization expenses	¥ 20,257	$ 3,195	¥ 21,520	¥ 21,904
Impairment of long-lived assets other than goodwill and licensed copyrights	973		0	874
ASU 2019-02
Summary of significant accounting policies
Cash outflows for the acquisition of licensed copyrights	¥ 10,096		11,811
User base and customer relationships | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	3 years	3 years
User base and customer relationships | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	16 years	16 years
Trade names, trademarks and domain names | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	5 years	5 years
Trade names, trademarks and domain names | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	20 years	20 years
Developed technology and patents | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	2 years	2 years
Developed technology and patents | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	7 years	7 years
Non-compete agreements | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	10 years	10 years
Licensed copyrights | Cost of revenue | Digital media and entertainment
Summary of significant accounting policies
Amortization expenses	¥ 8,610		9,093	9,390
Impairment charges	¥ 745		¥ 1,688	¥ 2,654
Licensed copyrights | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	6 months	6 months
Licensed copyrights | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	10 years	10 years
Computer equipment and software | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment (in years)	3 years	3 years
Computer equipment and software | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment (in years)	5 years	5 years
Furniture, office and transportation equipment and others | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment (in years)	3 years	3 years
Furniture, office and transportation equipment and others | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment (in years)	10 years	10 years
Building and other property | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment (in years)	10 years	10 years
Building and other property | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment (in years)	50 years	50 years